Related Parties - Summary of Transactions Between Related Parties (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Interbank investments
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	R$ 18,539	R$ 1,000
Revenue / (expenses)	R$ 63	58
Short-term Interbank investments | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	1.90
Assets / (liabilities)	R$ 18,539	1,000
Revenue / (expenses)	63	58
Loan Operations [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	591	83
Revenue / (expenses)	R$ 56	6	R$ 187
Loan Operations [Member] | Alpargatas SA [Member]
Disclosure of transactions between related parties [line items]
Annual rate	2.50% to 6% /SELIC + 2.35 /CDI + 3.85% to 3.95%
Assets / (liabilities)	R$ 65	30
Revenue / (expenses)	R$ 36	1	3
Loan Operations [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	113% CDI
Assets / (liabilities)	R$ 11	53
Revenue / (expenses)	R$ 1	5	184
Loan Operations [Member] | Duratex S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	CDI + 1.45%
Assets / (liabilities)	R$ 515
Revenue / (expenses)	19
Securities and derivative financial instruments - assets and liabilities [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	1,716	99
Revenue / (expenses)	6		(138)
Securities and derivative financial instruments - assets and liabilities [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(112)
Revenue / (expenses)	(10)
Securities and derivative financial instruments - assets and liabilities [Member] | Investment funds [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	107	99
Revenue / (expenses)	R$ 14
Securities and derivative financial instruments - assets and liabilities [Member] | Itaúsa S.A.[member]
Disclosure of transactions between related parties [line items]
Annual rate	CDI + 2.40%
Assets / (liabilities)	R$ 771
Revenue / (expenses)	R$ 1		(138)
Securities and derivative financial instruments - assets and liabilities [Member] | Copagaz – Distribuidora de Gás S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	CDI + 1.70%
Assets / (liabilities)	R$ 950
Revenue / (expenses)	1
Deposits [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(1)	(1)	(10)
Deposits [member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(1)	(1)	(10)
Deposits received under securities repurchase agreements [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(165)	(374)
Revenue / (expenses)	R$ (13)	(14)	(2)
Deposits received under securities repurchase agreements [member] | Alpargatas SA [Member]
Disclosure of transactions between related parties [line items]
Annual rate	95% to 101% CDI
Assets / (liabilities)	R$ (107)	(4)
Revenue / (expenses)	R$ (11)
Deposits received under securities repurchase agreements [member] | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	100% CDI
Assets / (liabilities)	R$ (9)	(327)
Revenue / (expenses)		(12)	(1)
Deposits received under securities repurchase agreements [member] | Duratex S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	78% to 99% CDI
Assets / (liabilities)	R$ (49)	(43)
Revenue / (expenses)	(2)	(2)	(1)
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(35)	(151)
Revenue / (expenses)	26	3	50
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	3	(8)
Revenue / (expenses)	3	4	5
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Olimpia Promocao e Servicos S.A. [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(9)	(5)
Revenue / (expenses)	(45)	(31)	(25)
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | ConectCar Solucoes de Mobilidade Eletronica S.A [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(46)	(46)
Revenue / (expenses)	7	7	4
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Instituto Unibanco [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	123
Revenue / (expenses)	3		2
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Fundação Itaú Unibanco – Previdência Complementar [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(93)	(93)
Revenue / (expenses)	42	43	51
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Itaúsa S.A.[member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(8)	1
Revenue / (expenses)	12	(28)	6
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | Fundação Itaú para a Educação e Cultura [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(4)
Revenue / (expenses)	(3)	1	1
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses [Member] | FUNBEP – Fundo de Pensão Multipatrocinado [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(1)
Revenue / (expenses)	7	7	6
Rent [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(31)	(39)	(46)
Rent [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)		(1)	(3)
Rent [Member] | Fundação Itaú Unibanco – Previdência Complementar [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(28)	(32)	(36)
Rent [Member] | FUNBEP – Fundo de Pensão Multipatrocinado [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(3)	(6)	(7)
Donation [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(500)
Revenue / (expenses)	(1,002)	(35)	(95)
Donation [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(2)
Donation [Member] | Fundação Itaú para a Educação e Cultura [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(500)
Revenue / (expenses)	(1,000)	(35)	(95)
Sponsorship [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	12	29
Revenue / (expenses)	(16)	(15)	(32)
Sponsorship [member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)		(1)	(1)
Sponsorship [member] | Associação Cubo Coworking Itaú [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	12	29
Revenue / (expenses)	R$ (16)	R$ (14)	R$ (31)